INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

For the six months ended September 30, 2024 and 2023, the Group’s income tax expenses are as follows:

	Thousands of Yen
	For the Six Months Ended September 30,
	2024	2023
Current	¥104,155	¥17,711
Deferred	95,736	10,884
Total	¥199,891	¥28,595

For the years ended March 31, 2024 and 2023, the Group’s income tax expenses are as follows:

	Thousands of Yen
	For the Fiscal Years Ended March 31,
	2024	2023
Current	¥120,305	¥133,412
Deferred	76,049	117,730
Total	¥196,354	¥251,142

SCHEDULE OF RECONCILIATION OF THE EFFECTIVE INCOME TAX RATES

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income to the Japanese statutory tax rate for the six months ended September 30, 2024 and 2023 is as follows:

	For the Six Months Ended September 30,
	2024	2023
Japanese statutory tax rate	34.59%	34.59%
Entertainment expenses not deductible	2.54	1.77
Effect of change in income tax rate for deferred tax assets	-	0.35
Change in valuation allowance	(2.28)	0.33
Other adjustments	0.49	0.72
Effective tax rate	35.34%	37.76%

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income and comprehensive income to the Japanese statutory tax rate for the years ended March 31, 2024 and 2023 is as follows:

	For the Fiscal Years Ended March 31,
	2024	2023
Japanese statutory tax rate	34.59%	34.59%
Entertainment expenses not deductible	1.77	2.40
Effect of change in income tax rate for deferred tax assets	0.35	-
Change in valuation allowance	(0.76)	3.21
Other adjustments	1.81	1.30
Effective tax rate	37.76%	41.50%

SCHEDULE OF TEMPORARY DIFFERENCE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at September 30, 2024 and March 31, 2024 are presented below:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Deferred income tax assets
Operating lease liabilities	¥1,329,692	¥1,430,135
Net operating losses carried forward	170,193	211,925
Inventories	114,256	196,428
Other current liabilities	52,259	26,283
Other non-current liabilities	7,308	22,409
Property, plant and equipment	9,415	10,453
Finance lease liabilities	5,267	6,145
Others	55,158	50,579
Subtotal	1,743,548	1,954,357
Less: valuation allowance	(108,260)	(115,553)
Total deferred income tax assets	¥1,635,288	¥1,838,804

Deferred income tax liabilities
Operating lease right-of-use assets	¥(1,293,856)	¥(1,393,680)
Capitalized interest	(52,858)	(62,406)
Others	(19,785)	(18,193)
Total deferred income tax liabilities	¥(1,366,499)	(1,474,279)

Deferred income tax assets, net	¥268,789	¥364,525

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities at March 31, 2024 and 2023 are presented below:

	Thousands of Yen
	March 31,2024	March 31,2023
Deferred income tax assets
Operating lease liabilities	¥1,430,135	¥1,582,602
Net operating losses carried forward	211,925	213,158
Inventories	196,428	208,296
Other current liabilities	26,283	24,676
Other non-current liabilities	22,409	22,300
Property, plant and equipment	10,453	39,949
Finance lease liabilities	6,145	6,959
Enterprise taxes payables	-	19,669
Others	50,579	40,648
Subtotal	1,954,357	2,158,257
Less: valuation allowance	(115,553)	(119,512)
Total deferred income tax assets	¥1,838,804	¥2,038,745

Deferred income tax liabilities
Operating lease right-of-use assets	¥(1,393,680)	¥(1,543,237)
Capitalized interest	(62,406)	(35,904)
Others	(18,193)	(19,030)
Total deferred income tax liabilities	¥(1,474,279)	(1,598,171)

Deferred income tax assets, net	¥364,525	¥440,574

SCHEDULE OF FUTURE TAXABLE INCOME IN TAX JURISDICTION RAGE FROM FOUR TO TEN YEARS

As of September 30, 2024, the Group had net operating losses which can be carried forward for income tax purposes of ¥678,736 thousand to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from four to ten years as follows:

Thousands of Yen
After four years through five years	¥29,172
After five years through six years	117,947
After six years through seven years	287,589
After seven years through eight years	128,835
After eight years through nine years	88,181
After nine years through ten years	27,012
Total	¥678,736

Thousands of Yen
After four years through five years	¥29,172
After five years through six years	117,947
After six years through seven years	287,589
After seven years through eight years	128,835
After eight years through nine years	88,181
After nine years through ten years	27,012
Total	¥678,736